Offerings	Jun. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First and Refunding Mortgage Bonds, 4.65% Series due 2031
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,516,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,173.16
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-290475-05. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First and Refunding Mortgage Bonds, 5.15% Series due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,086.19
Offering Note	See Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First and Refunding Mortgage Bonds, 5.75% Series due 2056
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 997,560,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,763.04
Offering Note	See Footnote 1.